Decommissioning Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Provision for decommissioning, restoration and rehabilitation costs [abstract]
Summary of Decommissioning Provision

	2023	2022
Decommissioning Liabilities, Beginning of Year	3,559	3,906
Liabilities Incurred	14	22
Liabilities Acquired (Note 5) (1) (2)	5	48
Liabilities Settled	(221)	(215)
Liabilities Divested (Note 5) (1) (2)	(5)	(89)
Change in Estimated Future Cash Flows	330	693
Change in Discount Rates	265	(980)
Unwinding of Discount on Decommissioning Liabilities (Note 7)	220	176
Exchange Rate Movements and Other	(12)	(2)
Decommissioning Liabilities, End of Year	4,155	3,559
(1)In connection with the Toledo Acquisition, Cenovus was deemed to have disposed of its pre-existing interest and reacquired it at fair value as required by IFRS 3. As at February 28, 2023, the carrying value of the pre-existing interest in Toledo’s decommissioning liabilities was $2 million.
(2)In connection with the Sunrise Acquisition, Cenovus was deemed to have disposed of its pre-existing interest and reacquired it at fair value as required by IFRS 3. As at August 31, 2022, the carrying value of the pre-existing interest in SOSP’s decommissioning liabilities was $11 million.

Description Of Major Assumptions Made Concerning Future Events Other Provisions Explanatory
Changes to the credit-adjusted risk-free rate or the inflation rate would have the following impact on the decommissioning liabilities:

	Sensitivity	2023		2022
As at December 31,	Range	Increase	Decrease	Increase	Decrease
Credit-Adjusted Risk-Free Rate	± one percent	(387)	515	(319)	419
Inflation Rate	± one percent	519	(392)	419	(320)